HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2019
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2019 (MILLIONS)	Real Estate	Renewable Power and Other	Total
Assets
Cash and cash equivalents	$2	$40	$42
Accounts receivable and other	5	205	210
Investment properties	2,358	—	2,358
Property, plant and equipment	—	649	649
Equity accounted investments	492	—	492
Other long-term assets	—	232	232
Deferred income tax assets	—	2	2
Assets classified as held for sale	$2,857	$1,128	$3,985
Liabilities
Accounts payable and other	$3	$94	$97
Non-recourse borrowings of managed entities	1,723	379	2,102
Deferred income tax liabilities	—	126	126
Liabilities associated with assets classified as held for sale	$1,726	$599	$2,325